Trade and other receivables (Details) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current
Current trade and other receivables, gross	₨ 91,898	₨ 81,749
Less: Allowance for credit losses	(1,478)	(1,451)	₨ (1,258)
Current trade and other receivables, net	₨ 90,420	₨ 80,298